Stock-Based Compensation Plans - Additional Information (Detail) - Barkbox Inc [Member] $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 16, 2020 shares	Aug. 10, 2020 shares	Mar. 31, 2021 USD ($) customer $ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock authorized for issuance under the plan			13,101,412	11,803,289
Stock-based compensation expense | $			$ 6,522	$ 1,817	$ 5,100
Unrecognized stock-based compensation expense related to unvested stock options | $			$ 21,900	$ 2,400	$ 1,300
Unrecognised Stock based compensation expense expected to recognise,Weighted-average remaining vesting period			3 years 5 months 8 days	2 years 10 months 13 days	2 years 8 months 4 days
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value of options granted | $ / shares			$ 31.90	$ 4.97	$ 4.40
Total intrinsic value of options exercised during the period | $			$ 23,600	$ 300	$ 2,400
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award equity instruments other than options,granted			35,000	22,616	171,666
Share based compensation arrangement by share based payment award equity instruments other than options,Vested			25,000
Number of shares of restricted stock vest over monthly installments			10,000
Shares vesting period			12 months
Weighted-average estimated fair value per share of the restricted stock granted | $ / shares			$ 55.35	$ 11.93	$ 8.85
Stock-based compensation expense | $			$ 1,100	$ 300	$ 1,500
2011 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in common stock authorized for issuance under th plan,shares	510,719	717,000
Common stock authorized for issuance under the plan	4,277,651	3,560,651	160,245
Exercise Price Per Share Of A Stock Option Not Less Than The Fair Value Of The Common Share ON Date Of GrantPercent			100.00%
Stock options awarded under plan,Expiration Period			10 years
Share based compensation arrangement by share based payment award award vesting rights percentage			75.00%
Shares vested on a monthly basis at a rate | customer			0.000277778
2011 Stock Incentive Plan [Member] | First Anniversary of Date of Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award award vesting rights percentage			25.00%
2011 Stock Incentive Plan [Member] | Increase In Authorized Common Stock For Issuance One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock authorized for issuance under the plan	4,788,370	4,277,651